Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Aluminum [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	30.71%	23.09%
Pre-tax impact on equity Prices increases	$ 665	$ 287
Pre-tax impact on equity Prices decrease	$ (665)	$ (287)
Energy [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	49.37%	25.88%
Pre-tax impact on equity Prices increases	$ 206	$ 91
Pre-tax impact on equity Prices decrease	$ (206)	$ (91)
Corn [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	22.44%	23.26%
Pre-tax impact on equity Prices increases	$ 72	$ 68
Pre-tax impact on equity Prices decrease	$ (72)	$ (68)
Wheat [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	51.59%	29.24%
Pre-tax impact on equity Prices increases	$ 66	$ 38
Pre-tax impact on equity Prices decrease	$ (66)	$ (38)
Plastic [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	32.31%	28.68%
Pre-tax impact on equity Prices increases	$ 25	$ 27
Pre-tax impact on equity Prices decrease	$ (25)	$ (27)
Rice [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	19.31%	15.96%
Pre-tax impact on equity Prices increases	$ 19	$ 14
Pre-tax impact on equity Prices decrease	$ (19)	$ (14)
Sugar [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	22.17%	26.39%
Pre-tax impact on equity Prices increases	$ 21	$ 22
Pre-tax impact on equity Prices decrease	$ (21)	$ (22)